INTERNAL-USE SOFTWARE, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OLD PlayStudios, Inc.
Schedule Of Internal Use Software, Net [Table Text Block]

	March 31, 2021	December 31, 2020
Internal-use software	$109,106	$103,041
Less: accumulated amortization	(69,032)	(64,285)
Total internal-use software, net	$40,074	$38,756

Internal-use software, net consists of the following (in thousands):

	December 31,
	2020	2019
Internal-use software	$103,041	$75,781
Less: accumulated amortization	(64,285)	(44,787)
Total internal-use software, net	$38,756	$30,994